RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

12.                   RESEARCH AND DEVELOPMENT EXPENSES

	Years ended December 31
	2010	2011	2012
Research and development	19,336	20,133	15,556
Less: research and development grants	(1,629)	(1,128)	(6,675)
Research and development, net	17,707	19,005	8,881

There is no assurance that the Company will continue to receive research and development grants.